Contingent Transactions - Summary of Contingent Transactions (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
ECL amount	$ 220,897,814	$ 275,611,789
12-month expected credit losses [member]
Disclosure of contingent liabilities [line items]
ECL amount	17,273	16,506
Financial assets transfers between stages	$ 0	$ 0